MASTER TRUST - Narrative (Details)	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Master Trust [Line Items]
Minimum crediting interest rate	0
BP Partnership Savings Plan (Plan No. 051)
EBP, Master Trust [Line Items]
Minimum crediting interest rate	0
BP DirectSave Plan (Plan No. 052)
EBP, Master Trust [Line Items]
Minimum crediting interest rate	0
BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Master Trust [Line Items]
Minimum crediting interest rate	0
Archaea Employee Savings Plan (Plan No. 101)
EBP, Master Trust [Line Items]
Minimum crediting interest rate	0